Other Long-Term Liabilities - Schedule of Other Long-Term Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Asset retirement obligations	$ 9,743	$ 8,607	$ 7,690	$ 6,908
Lease liabilities	3,106	1,464
Share-based compensation	433	620	$ 780	$ 832
Transportation and processing contracts	186	58
Risk management	65	8
Other	68	80
Other liabilities	13,601	10,837
Less: current portion	1,665	1,535
Other long-term liabilities	$ 11,936	$ 9,302